Trading Advisors	12 Months Ended
Dec. 31, 2017
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Trading Advisors

4. Trading Advisors:

Ceres retains on behalf of Tactical Currency, Spectrum Select and Spectrum Strategic, and retained on behalf of Spectrum Technical, certain unaffiliated commodity trading advisors, which are registered with the Commodity Futures Trading Commission, to make all trading decisions for the respective Partnerships. The trading advisors for each Partnership as of the close of business on December 31, 2017 were as follows:

Tactical Currency

Cambridge

Spectrum Select

EMC Capital Advisors, LLC (“EMC”)

Graham Capital Management, L.P. (“Graham”)

Spectrum Strategic

Aventis

Effective December 31, 2017, the General Partner terminated the management agreements by and among Spectrum Technical and the General Partner and each of Aspect, Campbell, FORT and SECOR. Spectrum Technical terminated operations effective December 31, 2017.

Effective December 31, 2017, the General Partner terminated the management agreement by and among PGR, the General Partner and Spectrum Strategic, pursuant to which PGR traded a portion of Spectrum Strategic’s assets. Consequently, PGR ceased all Futures Interest trading on behalf of Spectrum Strategic.

Effective December 31, 2017, the General Partner terminated the management agreement among Spectrum Select, the General Partner and Rabar Market Research, Inc. (“Rabar”), pursuant to which Rabar traded a portion of Spectrum Select’s assets. Consequently, Rabar ceased all Futures Interest trading on behalf of Spectrum Select.

Effective June 30, 2016, the General Partner terminated the management agreement among Spectrum Select, the General Partner and Altis Partners (Jersey) Limited (“Altis”), pursuant to which Altis traded a portion of Spectrum Select’s assets. Consequently, Altis ceased all Futures Interest trading on behalf of Spectrum Select.

Effective June 1, 2016, Spectrum Technical entered into a management agreement by and among the Partnership, the General Partner, and FORT, a Delaware limited partnership, pursuant to which FORT served as a trading advisor to Spectrum Technical and managed the portion of Spectrum Technical’s assets allocated to it. Effective July 1, 2016, a portion of the Spectrum Technical’s assets were allocated to FORT and traded pursuant to the Global Contrarian Program.

Effective March 31, 2016, Ceres terminated the management agreement with Winton Capital Management Limited (“Winton”) pursuant to which Winton ceased trading the assets of Spectrum Technical, fully liquidated all commodity interest positions in Spectrum Technical, and converted all currency balances in Spectrum Technical to U.S. dollars.

Effective January 31, 2016, Ceres terminated the advisory agreement among the General Partner, Blenheim and BHM I, LLC, pursuant to which Blenheim traded BHM I, LLC’s (and, indirectly, Spectrum Strategic’s) assets in Futures Interests. Consequently, Blenheim ceased all Futures Interest trading on behalf of BHM I, LLC (and, indirectly, Spectrum Strategic).

Effective September 30, 2015, Spectrum Technical fully redeemed its investment in Blackwater Master Fund. In addition, Blackwater no longer acts as a commodity trading advisor to Spectrum Technical.

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee. As of December 31, 2017, the management fee for Tactical Currency is accrued at a rate equal to 1/12th of 1.5% (a 1.5% annual rate) per month of Tactical Currency’s net assets allocated to Cambridge on the first day of each month.

The management fee for Spectrum Select is accrued at a rate of 1/12th of 1.75% (a 1.75% annual rate) per month of Spectrum Select’s net assets allocated to Graham on the first day of each month and 1/12th of 1% (a 1% annual rate) per month of Spectrum Select’s net assets allocated to EMC on the first day of each month. Prior to its termination on December 31, 2017, Rabar received a management fee from Spectrum Select equal to 1/12th of 2% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to Rabar on the first day of each month. Prior to January 1, 2016, the management fee paid by Spectrum Select to EMC was accrued at a rate of 1/12th of 2% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to EMC on the first day of each month. The management fee payable by Spectrum Select to Altis prior to its termination on June 30, 2016 was 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Select’s net assets allocated to Altis on the first day of each month.

The management fee for Spectrum Strategic is accrued at a rate of 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Strategic’s net assets allocated to Aventis on the first day of each month. Prior to its termination on December 31, 2017, PGR received a management fee from Spectrum Strategic equal to 1/12th of 1% (a 1% annual rate) per month of Spectrum Strategic’s net assets allocated to PGR on the first day of each month. Prior to its termination on January 31, 2016, Blenheim was paid a monthly management fee from Spectrum Strategic at a rate of 1/12th of 2% (a 2% annual rate) per month of Spectrum Strategic’s net assets allocated to Blenheim on the first day of each month. Additionally, Spectrum Strategic directly paid BHM I, LLC for management fees related to Blenheim until Blenheim’s termination effective January 31, 2016.

Prior to December 31, 2017 (termination of operations for Spectrum Technical), the management fee for Spectrum Technical was accrued at a rate of 1/12th of 1.5% (a 1.5% annual rate) per month of Spectrum Technical’s net assets allocated to Aspect and Campbell on the first day of each month. The management fee paid to FORT was earned at a rate of 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Technical’s net assets allocated to FORT on the first day of each month. Effective January 1, 2016 until its termination from Spectrum Technical effective December 31, 2017, SECOR received a management fee from Spectrum Technical equal to 1/12th of 1.75% (a 1.75% annual rate) per month of Spectrum Technical’s net assets allocated to SECOR on the first day of each month. Prior to January 1, 2016, the management fee payable by Spectrum Technical to SECOR was equal to 1/12th of 2% (a 2% annual rate) per month of Spectrum Technical’s net assets allocated to SECOR on the first day of each month. Prior to its termination on March 31, 2016, Winton received a management fee from Spectrum Technical equal to 1/12th of 1.5% (a 1.5% annual rate) per month of Spectrum Technical’s net assets allocated to Winton on the first day of each month. Prior to its termination on September 30, 2015, Blackwater received a management fee from Spectrum Technical equal to 1/12th of 0.75% (a 0.75% annual rate) per month of Spectrum Technical’s net assets allocated to Blackwater on the first day of each month.

Incentive Fee. As of December 31, 2017, Tactical Currency pays a quarterly incentive fee equal to 15% of the trading profits experienced with respect to Tactical Currency’s net assets allocated to Cambridge at the end of each calendar quarter.

Spectrum Select pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to EMC and Graham as of the end of each calendar month. Prior to its termination on December 31, 2017, Rabar was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to Rabar as of the end of each calendar month. Prior to its termination on June 30, 2016, Altis was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to Altis as of the end of each calendar month.

Spectrum Strategic pays a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to Aventis as of the end of each calendar quarter. Prior to its termination effective December 31, 2017, PGR was eligible to receive a yearly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to PGR as of the end of each calendar year. Prior to Blenheim’s termination effective January 31, 2016, Blenheim was eligible to receive from BHM I, LLC a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to Blenheim as of the end of each calendar quarter.

Prior to December 31, 2017 (termination of operations for Spectrum Technical), Spectrum Technical paid a monthly incentive fee equal to 20% of trading profits experienced with respect to Spectrum Technical’s net assets allocated to Aspect and Campbell as of the end of each calendar month, a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to SECOR as of the end of each calendar quarter and a yearly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to FORT as of the end of each calendar year. Prior to its termination on March 31, 2016, Winton was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to Winton as of the end of each calendar month. Prior to its termination on September 30, 2015, Blackwater was eligible to receive a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to Blackwater as of the end of each calendar quarter.

Trading profits represent the amount by which profits from Futures Interests trading exceed losses after ongoing selling agent fees, General Partner fees and management fees, as applicable, are deducted. When a trading advisor for any of Tactical Currency, Spectrum Select or Spectrum Strategic experiences losses with respect to its allocation of net assets as of the end of the applicable period, the trading advisor must recover such losses before it is eligible for an incentive fee in the future. Prior to their respective terminations as trading advisors effective December 31, 2017, the trading advisors for Spectrum Technical also had to recover any possible losses experienced to have been eligible for an incentive fee. The cumulative trading losses for the trading advisors for Tactical Currency, Spectrum Select and Spectrum Strategic are adjusted on a pro-rated basis for the amount of each month’s redemptions and reallocations. Prior to their respective terminations, the trading advisors for Spectrum Technical were also subject to this adjustment.